Share-Based Compensation (Details) - Schedule of Fair Value of the Company’s Stock Options Granted to Employees and Directors and Consultant	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Fair Value of the Company’s Stock Options Granted to Employees and Directors [Line Items]
Expected volatility	91.04%
Risk free interest rate	4.73%
Expected dividend	0.00%	0.00%
Expected term (in years)	5 years
Minimum [Member]
Schedule of Fair Value of the Company’s Stock Options Granted to Employees and Directors [Line Items]
Expected volatility		97.57%
Risk free interest rate		3.78%
Expected term (in years)		2 years 6 months
Maximum [Member]
Schedule of Fair Value of the Company’s Stock Options Granted to Employees and Directors [Line Items]
Expected volatility		104.19%
Risk free interest rate		4.71%
Expected term (in years)		3 years